Revenue (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Abstract
Revenues	$ 1,100,000		$ 0	$ 43,000